Finance income and finance costs	6 Months Ended
Jun. 30, 2025
Disclosure Of Finance Income [Abstract]
Finance income and finance costs	Finance income and finance costs
Finance income earned for the six months ended 30 June 2025 and 2024 are as follows:

	30 June
	2025	2024
Changes in the fair value of derivatives (see Note 20)	147,221	79,116
Interest income from cash and cash equivalents	1,212	1,683
Gain on lease termination	765	—
Other interest income	49	24
	149,247	80,823
Finance costs incurred for the six months ended 30 June 2025 and 2024 are as follows:

	30 June
	2025	2024
Changes in the fair value of derivatives	—	(130,412)
Interest on debt and borrowings	(65,012)	(79,834)
Loss on remeasurement of bonds	—	(63,127)
Interest on lease liabilities (see Note 10)	(4,062)	(3,279)
Amortization of deferred debt issue costs	(3,116)	(762)
	(72,190)	(277,414)